EXHIBIT 99
CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Aug-07
Determination Date	9/10/2007
Distribution / Payment Date	9/17/2007

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance

Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,782,742,034.79	2,718,932,406.88
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,352,172,539.32	2,309,685,297.43
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	2,135,010,461.24	2,088,072,213.12

Discount Rate	10.000%
LIBOR	5.61%

					Ending
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor

CARAT Class A-1a	5.366%	315,000,000.00	170,785,711.43	135,157,884.54	0.4290726
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	54,217,686.16	42,907,264.93	0.4290726
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	2,116,260,397.59	2,069,322,149.47	0.8972643
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Over collateralization		175,001,422.85	217,162,078.08	221,613,084.31	1.2663502

Total		2,500,008,486.50	2,352,172,539.32	2,309,685,297.43	0.9238710

	Principal	Interest	Principal per $1000	Interest per $1000
	Payment Due	Payment Due	Face Amount	Face Amount

CARAT Class A-1a	35,627,826.89	840,066.45	113.1042123	2.6668776
CARAT Class A-1b	11,310,421.23	278,876.58	113.1042123	2.7887658
CARAT Class A-2a	—	787,500.00	0.0000000	4.5000000
CARAT Class A-2b	—	2,482,150.00	0.0000000	5.1711458
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,703,295.83	0.0000000	5.1986458
CARAT Class A-4	—	2,120,338.21	0.0000000	5.2353125
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	46,938,248.12	10,663,768.74	20.3525661	4.6238423

COLT 2007-SN1 Secured Notes	46,938,248.12	10,764,011.08	20.1884325	4.6296681

COLT I. COLLECTIONS

Actual Lease Payments Received	43,502,188.18
Repurchased Contracts — Administrative	1,164,868.45
Repurchased Contracts — Warranty	—
Sale Proceeds — Early Terminations (Defaults)	2,756,820.48
Pull Ahead Payments — Actual	—
Sale Proceeds — Scheduled Terminations	12,566,022.46
Excess Wear and Excess Mileage Received	38,284.12
Other Recoveries Received	148,413.17
Payment Advance for Current Period	3,760,296.66
Residual Advance for Current Period	—
Pull Ahead Payment Advance	182,908.81
Prior Period Payment Ahead Applied to Current Period	1,101,898.67
COLT 2007-SN1 Reserve Account Draw	—

Total Collections	65,221,701.00

II. DISTRIBUTIONS

Total Collections	65,221,701.00
Less: Reimbursement of Payment Advance	2,419,024.24
Less: Reimbursement of Residual Advance	—
Less: Reimbursement of Pull Ahead Payment Advance	—
Less: Current Period Payment Ahead Received	1,180,130.00
Less: Basic COLT Servicing Fee	1,960,143.78
Less: Secured Note Interest Distributable Amount	10,764,011.08
Less: Secured Note Principal Distributable Amount	46,938,248.12
Less: COLT 2007-SN1 Reserve Account Deposit	—
Less: Excess to CARAT Following a CARAT Indenture Event of Default	—
Less: COLT Additional Servicing Fee	1,960,143.78

Excess to be Released to COLT, LLC	—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC	2,419,024.24

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

CARRYOVER SHORTFALL		per $1000
Secured Note Principal Carryover Shortfall	—	—
Secured Note Interest Carryover Shortfall	—	—

	—	—

CARAT I. COLLECTIONS
Secured Note Interest Distributable Amount	10,764,011.08
Secured Note Principal Distributable Amount	46,938,248.12
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	57,702,259.20

II. DISTRIBUTIONS
Total Collections	57,702,259.20
Plus: Net Amount Due From Swap Counterparty	628,397.19
Less: CARAT Servicing Fee	17,791.75
Less: Net Amount Due to Swap Counterparty	—
Less: Note holders’ Interest Distributable Amount	10,663,768.74
Less: Swap Termination Payment	—
Less: Note holders’ Principal Distributable Amount	46,938,248.12
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificate holders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	710,847.78

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT

Beginning Balance of Payment Advance	8,913,453.49
Less: Reimbursement of Outstanding Payment Advance	2,419,024.24
Plus: Current Period Payment Advances	3,760,296.66

Ending Balance of Payment Advance	10,254,725.91

Beginning Balance of Residual Advance	—
Less: Reimbursement of Outstanding Residual Advance	—
Plus: Current Period Residual Advances	—

Ending Balance of Residual Advance	—

Beginning Balance of Pull Ahead Payment Advance	467,421.69
Less: Reimbursement of Outstanding Pull Ahead Payment Advance
Plus: Current Period Pull Ahead Payment Advances	182,908.81

Ending Balance of Pull Ahead Payment Advance	650,330.50

Beginning Balance of Payment Ahead Account	3,094,146.69
Less: Prior Period Payment Ahead Applied to Current Period	1,101,898.67
Plus: Current Period Payment Ahead Received	1,180,130.00

Ending Balance of Payment Ahead Account	3,172,378.02

COLT 2007-SN1 RESERVE ACCOUNT

Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Note holders	—
Less: Reserve Account Draw Amount to Certificate holders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DELINQUENCIES
	# of
	Contracts	Amount
31-60 Days Delinquent	2,149	47,214,653.24
61-90 Days Delinquent	240	5,672,234.15
Over 90 Days Delinquent	39	918,096.17

Total	2,428	53,804,983.56

NET LOSSES ON EARLY TERM DEFAULTS

Aggregate ABS Value of Early Term Defaults	3,717,538.34
Less: Aggregate Sales Proceeds	2,756,820.48
Less: Excess Wear and Excess Mileage Received	—
Less: Other Recoveries	36,383.06

Current Period Net Losses on Early Term Defaults	924,334.80

Beginning Cumulative Net Losses on Early Term Defaults	745,769.32
Current Period Net Losses	924,334.80

Ending Cumulative Net Losses on Early Term Defaults	1,670,104.12

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC

Aggregate ABS Value of Returned Vehicles Sold by GMAC	11,594,985.66
Add: Reimbursement of Outstanding Residual Advance	—
Less: Aggregate Sales Proceeds	12,566,022.46
Less: Pull Ahead Payments	—
Less: Excess Wear and Excess Mileage Received	38,284.12
Less: Other Recoveries	112,030.11

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(1,121,351.03)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(3,163,391.14)
Current Period Net Losses/(Gains)	(1,121,351.03)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC	(4,284,742.17)

POOL STATISTICS
	Initial	Beginning of the Period	End of the Period
Number of Contracts	109,148	107,038	106,200
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.829%	5.829%
Weighted Average Original Term	38.29	38.24	38.22
Weighted Average Remaining Term	32.28	28.36	27.41
Number of Units Terminated during the Month Scheduled Terminated			517
Pull Ahead			105
Early Terminations Not Pull Ahead Not Default			50
Early Terminations Default			166

Total Number of Units Terminated during the Month			838

Note: In August there were 105 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.

Prepayment Rate

Month	Prepayment Rate
1	0.35
2	0.37
3	0.45
4	0.49
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.